Alger Balanced Portfolio Fees and Expenses - Class I2 [Member] - Alger Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Expense Breakpoint Discounts [Text]	The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .55%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2025 was .71%.
Shareholder Fees Caption [Optional Text]	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 10.47% of the average value of its portfolio.
Portfolio Turnover, Rate	10.47%